SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials		$ 180.2	$ 201.0
Finished Products		162.6	201.4
Work in process		58.2	84.1
Total inventories	$ 467.9	$ 401.0	$ 486.5